Net Revenues - Geographical Distribution (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Geographical distribution of net consolidated revenues
Net revenue	€ 4,486,724	€ 4,318,073	€ 4,049,830
USA and Canada
Geographical distribution of net consolidated revenues
Net revenue	2,974,429	2,896,505	2,707,579
Spain
Geographical distribution of net consolidated revenues
Net revenue	264,913	242,894	225,273
European Union
Geographical distribution of net consolidated revenues
Net revenue	535,361	444,089	426,223
Rest of the world
Geographical distribution of net consolidated revenues
Net revenue	€ 712,021	€ 734,585	€ 690,755